BUSINESS COMBINATIONS - Consideration Transfered Small Footprint (Details) - USD ($) $ in Thousands		Aug. 20, 2018	Feb. 15, 2021	Dec. 31, 2019	Mar. 01, 2019	Dec. 31, 2018	Oct. 15, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash transferred				$ 103,978		$ 4,328		$ 21,300
Total consideration paid net of cash and cash equivalents acquired				97,300		4,137		$ 19,149
Other financial liabilities - current	[1]			8,937		9,347
Small Footprint
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 3,840			$ 3,066		$ 4,331
Working capital adjustment		488
Contingent consideration		3,029	$ 1,610
Total consideration paid net of cash and cash equivalents acquired		$ 7,357				7,357	$ 7,397
Other financial liabilities - current				$ 0		$ 3,070

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).